ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Group's subsidiaries, VIEs and VIEs' subsidiaries
As of December 31, 2017, the Company’s major subsidiaries, VIE and VIE’s subsidiaries (collectively, the “Group”) are as follows:

	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited (“JMU Investment”)	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited (“JMU Supply Chain”)	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. (“Shanghai Zhongming” or “WFOE” )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. (“Shanghai Zhongmin” or “VIE”)	June 8, 2015	PRC	N/A

Schedule of the financial statement balances and amounts of the VIEs and VIEs' subsidiaries
The following financial statement balances and amounts of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as follows after the elimination of intercompany balances and transactions among VIE and VIE’s subsidiaries within the Group:

	As of December 31,
	2016	2017
	US$	US$

Cash and cash equivalents	1,923,903	4,802,420
Accounts receivable, net	1,645,237	3,295,818
Inventories	224,148	538,660
Prepaid expenses and other current assets, net	7,812,462	1,881,988
Amounts due from related parties	212,805	3,062,797
Total current assets	11,818,555	13,581,683
Property and equipment, net	1,864,660	1,715,795
Investment	720,150	768,486
Other non-current assets	151,553	161,723
Total non-current assets	2,736,363	2,646,004
TOTAL ASSETS	14,554,918	16,227,687

Short-term bank borrowings	-	7,684,859
Accounts and notes payable	2,200,292	3,980,560
Accrued expenses and other current liabilities	8,198,754	8,345,461
Advance from customers	2,282,353	1,243,739
Amounts due to related parties	1,650,168	87,385
Total current liabilities	14,331,567	21,342,004
Other non-current liabilities	1,086,342	1,386,749
Amounts due to related parties	-	5,685,971
Total non-current liabilities	1,086,342	7,072,720
TOTAL LIABILITIES	15,417,909	28,414,724

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Revenues	11,477,552	66,288,019	80,668,230
Net loss	(8,052,187)	(17,022,631)	(12,419,220)

	For the years ended December 31,
	2015	2016	2017
	US$	US$	US$

Net cash provided by/(used in) operating activities	238,302	2,657,916	(9,152,256)
Net cash used in investing activities	(44,228)	(2,578,472)	(741,079)
Net cash provided by financing activities	-	-	12,642,573